Property and Equipment (Detail) - Property and Equipment (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, gross	$ 2,240,908	$ 2,023,000	$ 1,446,794
Less accumulated depreciation and amortization	(1,003,731)	(804,170)	(467,285)
Total property and equipment, net	1,237,177	1,218,830	979,509
Equipment [Member]
Property and equipment, gross	1,010,608	934,253	906,485
Furniture and Fixtures [Member]
Property and equipment, gross	105,376	106,054	106,053
Leasehold Improvements [Member]
Property and equipment, gross	157,236	157,236	157,236
Computer Equipment [Member]
Property and equipment, gross	106,557	101,482	103,150
Loaned Systems [Member]
Property and equipment, gross	$ 861,131	$ 723,975	$ 173,870